Balance Sheets (Sound Concepts Inc.) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 634,000	$ 11,000
Accounts receivable, net	1,000
Prepaid expenses	83,000	41,000
Total current assets	718,000	52,000
Property and equipment, net	11,000	31,000
TOTAL ASSETS	898,000	92,000
Current liabilities:
Total current liabilities	4,888,000	5,881,000
TOTAL LIABILITIES	5,953,000	5,881,000
Stockholders' Equity (Deficit):
Common stock, $.001 par value; 129,000 shares authorized; 122,000 shares issued and outstanding	1,000	1,000
Retained earnings (accumulated deficit)	(40,667,000)	(28,540,000)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(5,055,000)	(5,789,000)	$ (3,468,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	898,000	92,000
Sound Concepts, Inc. [Member]
Current assets:
Cash and cash equivalents	84,000	78,000	226,000
Accounts receivable, net	974,000	911,000	647,000
Inventory, net	123,000	307,000	485,000
Prepaid expenses	158,000	95,000	84,000
Advances to related party		46,000	32,000
Total current assets	1,339,000	1,437,000	1,474,000
Property and equipment, net	112,000	46,000	100,000
Other assets	20,000	11,000	21,000
TOTAL ASSETS	1,471,000	1,494,000	1,595,000
Current liabilities:
Accounts payable	730,000	679,000	1,191,000
Accrued expenses, payroll and other current liabilities	129,000	226,000	166,000
Customer deposits	169,000	145,000	224,000
Deferred revenue	327,000	472,000	287,000
Credit line payable		280,000
Total current liabilities	1,355,000	1,802,000	1,868,000
Note payable	32,000	6,000	26,000
TOTAL LIABILITIES	1,387,000	1,808,000	1,894,000
Commitments and contingencies
Stockholders' Equity (Deficit):
Common stock, $.001 par value; 129,000 shares authorized; 122,000 shares issued and outstanding	3,000	3,000	3,000
Additional paid-in capital	465,000	465,000	465,000
Treasury stock	(445,000)	(445,000)	(445,000)
Retained earnings (accumulated deficit)	61,000	(337,000)	(322,000)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	84,000	(314,000)	(299,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 1,471,000	$ 1,494,000	$ 1,595,000